LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule Of Long-Term Debt
Banks and others

	Annual interest
	rate at
	December 31	December 31,
	2016	2016	2015
	%	US Dollars in thousands
Linkage terms:
U.S. dollar	5 - 8.56	448	844
NIS - Fix interest rate	5 - 6	142	55
Euro	2.17	13	394
NIS - linked to the Prime rate	P+0.9	2,330	2,906
		2,933	4,199
Less - current maturities (banks and trade payables)		(979)	(1,294)

		1,954	2,905

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)	Minimum future payments at December 31, 2016 due under the long-term (including capital lease) debt are as follows:
Long-term loan

First year	979
Second year	950
Third year	935
Fourth year	69

2,933